Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Nature of Operations
Net loss	$ (5,145,155)	$ (3,390,965)	$ (8,084,646)
Accumulated deficit	(102,241,705)	(97,096,550)
Working capital deficiency	$ (9,149,327)	$ (8,221,657)